Commitments and Contingencies (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2023 CNY (¥)
Loss Contingencies [Line Items]
Service fees	¥ 0.4
Repay loan principal	1.0
Legal amount paid	¥ 1.4